Split-Off Of Axis Business (Schedule of supplemental information of net assets after split-off) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and cash equivalents	$ 175,648	$ 184,851	$ 176,301	$ 208,099
Other receivables	136,577	131,747
Inventories	105,421	54,824
Property and equipment, net	1,244,311	1,176,350
Axis Business [Member]
Cash and cash equivalents			35,425
Other receivables			33,506
Inventories			27,686
Prepaid expenses and other current assets			3,211
Property and equipment, net			10,190
Deferred income taxes			4,225
Accounts payable			(53,868)
Income taxes payable			(1,181)
Other taxes payable			(2,148)
Accrued payroll and other liabilities			(8,479)
Intercompany payable			(3,309)
Net book value			$ 45,258